Long-Term Deposits, Equipment Prepayments and Other (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Abstract]
Schedule of Long-Term Deposits, Equipment Prepayments and Other
	As of December 31,	As of December 31,
	2024	2023
Security deposits for insurance and rent	4,513	4,624
Equipment and construction prepayments	51,854	39,813
	56,367	44,437

Schedule of Equipment Prepayments

The following table details the equipment and construction prepayments:

		As of December 31,	As of December 31,
		2024	2023
Miner credits	i.	—	11,330
Bitmain T21 & S21 Pro Miners Purchase Order and Purchase Option	ii.	—	16,912
March 2024 Purchase Order	iii.	34,791	—
Other BVVE and electrical components	iv.	3,499	4,400
Construction work and materials	v.	13,564	7,171
		51,854	39,813

Schedule of Deposit Balance

As of December 31, 2024, the deposit balance for the Purchase Order and the Purchase Option is detailed as follows:

As of December 31,
2024
Non-refundable deposit on the Purchase Order made in 2023	9,464
Non-refundable deposit on the Purchase Option made in 2023	7,448
Non-refundable deposit on the Purchase Order and the Purchase Option made in 2024	153,030
Bitmain T21 Miners received	(153,987)
Bitmain S21 Pro Miners received or in transit	(15,955)
—
As of December 31,
2024
Non-refundable deposit on the March 2024 Purchase Order	69,231
Bitmain T21 Miners received or in transit	(11,077)
Bitmain S21 Miners received	(13,608)
Bitmain S21 Pro Miners received or in transit	(4,068)
Bitmain S21 Hydro Miners received	(4,338)
Initial fair value of BTC Redemption Option	(1,349)
34,791